SEGMENT REPORTING - Schedule of Sales Data by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 24,310	$ 65,623	$ 115,944
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment		$ 2,286	$ 2,439	$ 3,146
Net Sales by Segment (as a percent)		10.00%	4.00%	3.00%
India
SEGMENT REPORTING
Net Sales by Segment		$ 9,807	$ 37,206	$ 70,106
Net Sales by Segment (as a percent)		40.00%	57.00%	60.00%
Japan
SEGMENT REPORTING
Net Sales by Segment		$ 12,208	$ 21,761	$ 35,504
Net Sales by Segment (as a percent)		50.00%	33.00%	31.00%
Taiwan
SEGMENT REPORTING
Net Sales by Segment			$ 3,515	$ 6,445
Net Sales by Segment (as a percent)			5.00%	5.00%
Other
SEGMENT REPORTING
Net Sales by Segment		$ 9	$ 702	$ 743
Net Sales by Segment (as a percent)			1.00%	1.00%

[1]	Revenue recognized in the years ended December 31, 2020, 2019 and 2018 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period was $1.2 million, $2.8 million and $4.0 million, respectively.